UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2020

AMT-Free    •    National

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2020

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile
AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	41

Important Notices	42

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	0.60%	4.70%	3.33%	4.50%
Class A with 4.75% Maximum Sales Charge	—	—	–4.17	–0.27	2.32	4.00
Class C at NAV	05/02/2006	03/16/1978	0.11	3.82	2.54	3.71
Class C with 1% Maximum Sales Charge	—	—	–0.88	2.82	2.54	3.71
Class I at NAV	03/16/1978	03/16/1978	0.70	4.95	3.56	4.75
Bloomberg Barclays Municipal Bond Index	—	—	0.10%	3.85%	3.19%	4.14%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.04%	1.79%	0.79%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.85%	2.10%	3.11%
Taxable-Equivalent Distribution Rate				4.81	3.55	5.25
SEC 30-day Yield				1.48	0.83	1.77
Taxable-Equivalent SEC 30-day Yield				2.51	1.40	2.99

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						8.77%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month- end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2020

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	–0.28%	4.04%	3.71%	4.70%
Class A with 4.75% Maximum Sales Charge	—	—	–5.05	–0.88	2.72	4.19
Class C at NAV	12/03/1993	12/19/1985	–0.64	3.28	2.94	3.92
Class C with 1% Maximum Sales Charge	—	—	–1.62	2.28	2.94	3.92
Class I at NAV	07/01/1999	12/19/1985	–0.15	4.29	3.97	4.96
Bloomberg Barclays Municipal Bond Index	—	—	0.10%	3.85%	3.19%	4.14%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.80%	1.55%	0.55%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.68%	1.92%	2.94%
Taxable-Equivalent Distribution Rate				4.53	3.24	4.97
SEC 30-day Yield				1.58	0.92	1.90
Taxable-Equivalent SEC 30-day Yield				2.67	1.55	3.21

% Total Leverage[5]
RIB Financing						3.46%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.00	$4.86	0.97%
Class C	$1,000.00	$1,001.10	$8.60	1.72%
Class I	$1,000.00	$1,007.00	$3.61	0.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.90	0.97%
Class C	$1,000.00	$1,016.40	$8.67	1.72%
Class I	$1,000.00	$1,021.40	$3.64	0.72%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

5

Eaton Vance

Municipal Income Funds

March 31, 2020

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$997.20	$3.59	0.72%
Class C	$1,000.00	$993.60	$7.33	1.47%
Class I	$1,000.00	$998.50	$2.35	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.64	0.72%
Class C	$1,000.00	$1,017.70	$7.42	1.47%
Class I	$1,000.00	$1,022.70	$2.38	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 107.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%

New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$9,929,700

		$9,929,700

Education — 6.5%

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/38	$315	$373,054

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/39	380	448,594

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/42	860	1,012,504

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/32	175	232,346

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,641,150

District of Columbia, (KIPP DC), 4.00%, 7/1/39	100	101,084

District of Columbia, (KIPP DC), 4.00%, 7/1/44	100	100,105

District of Columbia, (KIPP DC), 4.00%, 7/1/49	135	133,441

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,480	1,722,883

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,013,375

Pima County Community College District, AZ, 5.00%, 7/1/35	725	898,427

University of California, 5.25%, 5/15/35	3,555	4,053,660

West Virginia University, Prerefunded to 11/1/22, 5.00%, 10/1/31	3,000	3,288,990

		$20,019,613

Electric Utilities — 2.4%

Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	$3,520	$3,532,953

Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	240,520

Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	201,637

Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	189,248

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,281,946

		$7,446,304

Escrowed / Prerefunded — 6.7%

Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	$1,185	$1,299,708

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	489,298

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	$315	$327,934

New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,329,127

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,180,258

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,050	1,121,180

Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,877,840

Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,205,200

		$20,830,545

General Obligations — 22.0%

California, 5.00%, 4/1/35	$2,125	$2,410,239

California, 5.25%, 10/1/29	560	594,373

California, 5.25%, 10/1/32	3,480	3,691,445

Chicago, IL, 5.00%, 1/1/39	1,400	1,418,004

Chicago, IL, 5.00%, 1/1/44	1,490	1,496,407

Chicago Board of Education, IL, 5.00%, 12/1/21	230	232,571

Chicago Board of Education, IL, 5.00%, 12/1/42	260	259,267

Chicago Board of Education, IL, 5.00%, 12/1/44	1,405	1,389,952

Chicago Board of Education, IL, 5.00%, 12/1/46	10	9,819

District of Columbia, 5.00%, 6/1/37(1)	7,000	8,547,350

Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,145,550

Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,326,824

Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,322,638

Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	604,131

Illinois, 4.00%, 6/1/33	2,000	1,908,480

Illinois, 5.00%, 1/1/26	5,000	5,260,600

Illinois, 5.00%, 5/1/35	2,000	2,025,680

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,021,956

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,440,850

New York, NY, 4.00%, 10/1/35	3,655	4,257,052

New York, NY, 4.00%, 3/1/36	2,520	2,939,252

New York, NY, 4.00%, 8/1/42(1)	7,000	7,955,080

New York, NY, 5.00%, 3/1/40	1,750	2,184,280

Renton School District No. 403, WA, 4.00%, 12/1/33	1,230	1,472,236

Renton School District No. 403, WA, 4.00%, 12/1/34	1,300	1,547,585

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,150,972

San Rafael City High School District, CA, (Election of 2015), 4.00%, 8/1/36	1,190	1,380,079

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Springfield School District No. 19, OR, 5.00%, 6/15/30	$1,085	$1,275,732

Union R-XI School District, MO, 5.00%, 3/1/38	2,100	2,423,316

University of Connecticut, 5.00%, 2/15/32	650	729,469

Washington, 5.00%, 6/1/38(2)	710	879,555

		$68,300,744

Hospital — 13.2%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$546,813

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,899,327

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,522,456

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,396,855

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,309,540

Colorado Health Facilities Authority, (CommonSpirit Health), 4.00%, 8/1/39	1,250	1,302,387

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,372,400

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,730	4,471,748

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/37	1,000	1,195,500

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	520	550,124

Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,810,229

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,451,271

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,501,990

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/45	1,000	1,060,640

Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,851,525

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,561,150

		$40,803,955

Housing — 0.7%

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$561,190

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	$1,250	$1,388,900

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000

		$2,235,090

Insured – Education — 1.1%

Northern Illinois University, IL, (BAM), 5.00%, 4/1/31(2)	$950	$1,169,384

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	2,295,755

		$3,465,139

Insured – Electric Utilities — 0.8%

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,379,039

		$2,379,039

Insured – Escrowed / Prerefunded — 0.5%

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,535,898

		$1,535,898

Insured – General Obligations — 1.3%

Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$157,925

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	572,089

McCook, IL, (AGM), 4.00%, 12/1/29	240	275,362

McCook, IL, (AGM), 4.00%, 12/1/30	200	228,530

McCook, IL, (AGM), 4.00%, 12/1/33	500	557,950

McCook, IL, (AGM), 4.00%, 12/1/34	440	485,716

Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,642,995

		$3,920,567

Insured – Lease Revenue / Certificates of Participation — 2.2%

Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$6,851,037

		$6,851,037

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 2.2%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,739,056

		$6,739,056

Insured – Special Tax Revenue — 5.7%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,269,686

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,551,480

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,414,836

Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,278,508

		$17,514,510

Insured – Transportation — 9.6%

Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,076,410

Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,076,680

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	847,353

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,067,723

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	1,275	1,326,306

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	2,470	2,870,165

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,453,560

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,184,162

		$29,902,359

Insured – Water and Sewer — 2.4%

Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,195,512

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	735,984

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	639,546

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	315,963

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	635,105

		$7,522,110

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.8%

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$5,020	$5,434,752

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/37	3,000	3,186,630

		$8,621,382

Other Revenue — 1.4%

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$404,216

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	216,000

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	970	1,001,942

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	355	368,596

Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,083,684

White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,385	1,376,053

		$4,450,491

Senior Living / Life Care — 3.8%

National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(5)	$265	$250,261

National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(5)	360	347,764

National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(5)	775	751,262

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	598,015

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	2,823,935

Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,672,698

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	163,563

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	673,173

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(5)	1,575	1,693,141

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(5)	2,325	2,470,987

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(5)	245	249,339

		$11,694,138

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 4.3%

Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$911	$847,968

Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,384,512

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	5,820	6,650,921

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/37	1,000	1,169,180

River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	930	934,734

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/35	2,000	2,276,120

		$13,263,435

Transportation — 10.3%

Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$429,313

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,209,736

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,599,612

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	290	326,485

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,149,027

Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	325	359,931

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	2,947,118

New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,788,794

New York Thruway Authority, 3.00%, 1/1/49	4,190	4,081,270

New York Thruway Authority, 5.00%, 1/1/38	2,000	2,510,800

New York Thruway Authority, 5.00%, 1/1/46	4,000	4,644,680

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,649,821

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,527,370

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	440	448,892

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	275	279,656

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	265	268,623

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/36	355	400,238

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Texas Transportation Commission, 0.00%, 8/1/40	$1,000	$397,420

		$32,018,786

Water and Sewer — 4.3%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,627,617

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/41	4,000	4,552,680

		$13,180,297

Total Tax-Exempt Investments — 107.4% (identified cost $310,861,156)		$332,624,195

Other Assets, Less Liabilities — (7.4)%		$(22,842,081)

Net Assets — 100.0%		$309,782,114

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	21.0%

California	15.1%

Illinois	10.6%

Others, representing less than 10% individually	60.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 24.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 15.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	The issuer is in default on the payment of principal but continues to pay interest.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $7,138,807 or 2.3% of the Fund’s net assets.

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 93.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.4%

Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,777,700

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	10,000	12,978,900

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	13,045	16,544,060

		$41,300,660

Cogeneration — 0.1%

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$3,663,079

		$3,663,079

Education — 6.3%

Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,186,492

Bowling Green State University, OH, 4.00%, 6/1/38	440	488,928

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/36	480	571,858

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/37	300	356,169

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/29	220	288,198

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/30	185	247,251

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/31	250	332,870

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,283,600

District of Columbia, (District of Columbia International School), 5.00%, 7/1/54	2,290	2,591,204

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,132,099

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/22	500	539,020

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/23	500	552,775

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/24	500	566,795

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	22,494,015

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Michigan State University, 5.00%, 2/15/31	$1,200	$1,529,988

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: State Street Bank and Trust Company), 0.85%, 7/1/33(3)	6,825	6,825,000

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.75%, 7/1/33(3)	7,465	7,465,000

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.85%, 7/1/33(3)	2,535	2,535,000

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,370	5,404,248

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	19,235	23,496,514

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39(4)	6,000	7,520,220

University of California, 5.25%, 5/15/36	7,080	8,061,005

University of California, 5.25%, 5/15/37	13,000	14,779,180

University of California, 5.25%, 5/15/38	7,700	8,737,344

University of Virginia, 5.00%, 4/1/38	13,205	15,987,557

University of Virginia, 5.00%, 4/1/39	40,970	49,505,280

		$193,477,610

Electric Utilities — 4.2%

Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/38	$6,130	$7,668,569

Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/42	1,870	2,209,405

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/33	1,180	1,515,793

Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	12,560,272

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,994,422

San Antonio, TX, Electric and Gas Systems Revenue, 4.00%, 2/1/30	2,000	2,433,980

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	10,852,100

Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(5)	22,500	25,533,450

Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(5)	27,500	31,207,550

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	10,000	11,837,500

Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	13,260	16,087,828

		$128,900,869

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 5.2%

Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$1,655	$1,709,433

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	4,689,975

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	3,005	3,128,385

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	16,475	16,530,850

Oregon Department of Transportation, Prerefunded to 11/15/23, 5.00%, 11/15/38	250	284,595

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	9,930	10,603,155

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,638,169

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,585,207

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	12,463,651

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	3,903,196

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	3,687,209

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	18,122,346

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	10,341,000

Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(5)	37,000	41,370,440

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,076,260

Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,015,390

Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	12,692,375

		$159,841,636

General Obligations — 15.4%

Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$5,370	$6,236,342

Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/30	2,070	2,418,919

Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/31	2,295	2,674,341

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Belmont, MA, 4.00%, 3/15/32	$3,030	$3,553,069

California, 5.14%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(6)	15,000	14,878,350

California Education Notes Program, Fiscal Year 2019-20 Note Participations, 5.00%, 6/30/20	5,245	5,293,936

Chicago, IL, 5.00%, 1/1/39	2,100	2,127,006

Chicago, IL, 5.00%, 1/1/40	1,500	1,517,055

Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,002,136

Chicago Board of Education, IL, 5.00%, 12/1/42	2,770	2,762,189

Chicago Board of Education, IL, 5.00%, 12/1/44	15,110	14,948,172

Chicago Board of Education, IL, 5.00%, 12/1/46	85	83,463

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	905,130

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,188,860

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,484,662

Connecticut, 4.00%, 1/15/37	15,000	16,447,950

Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,290,797

District of Columbia, 5.00%, 10/15/30	4,000	5,207,400

Hartford County Metropolitan District, CT, 5.00%, 7/15/23	1,000	1,121,200

Hartford County Metropolitan District, CT, Series A, 5.00%, 7/15/24	500	577,490

Hartford County Metropolitan District, CT, Series B, 5.00%, 7/15/24	1,000	1,154,980

Hawaii, 5.00%, 1/1/34	13,700	16,927,172

Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,225,134

Hillsboro School District No. 1J, OR, 4.00%, 6/15/37	4,370	5,155,027

Hillsboro School District No. 1J, OR, 4.00%, 6/15/39	8,000	9,294,720

Hillsboro School District No. 1J, OR, 4.00%, 6/15/40	5,000	5,826,450

Hudsonville Public Schools, MI, 4.00%, 5/1/37	1,500	1,749,735

Hudsonville Public Schools, MI, 4.00%, 5/1/39	1,060	1,226,770

Hudsonville Public Schools, MI, 4.00%, 5/1/44	1,975	2,254,245

Illinois, 5.00%, 2/1/24	10,705	11,168,848

Illinois, 5.00%, 11/1/24	11,295	11,864,607

Illinois, 5.00%, 2/1/27	18,500	19,047,785

Illinois, 5.00%, 2/1/29	15,000	15,529,950

Illinois, 5.00%, 5/1/39	10,000	10,066,700

Illinois, 5.25%, 7/1/30	6,150	6,296,124

Johnson City, TN, 5.00%, 6/1/22	440	475,332

Johnson City, TN, 5.00%, 6/1/24	505	580,937

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,159,309

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	$4,105	$4,613,445

King County, WA, (SPA: TD Bank, N.A.), 0.75%, 1/1/46(3)	5,735	5,735,000

Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	14,601,004

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/36	1,250	1,414,613

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	2,935	3,255,150

Louisiana, 5.00%, 3/1/28	5,790	7,236,400

Massachusetts, 5.00%, 7/1/35	10,000	11,727,600

Massachusetts, 5.00%, 3/1/37	10,900	12,288,878

Minneapolis-St. Paul Metropolitan Council, MN, 4.00%, 3/1/30	1,250	1,486,650

New York, NY, 4.00%, 10/1/35	7,310	8,514,103

New York, NY, 4.00%, 3/1/36	8,000	9,084,480

New York, NY, 4.00%, 12/1/41	1,130	1,275,691

New York, NY, 4.00%, 8/1/42(5)	28,000	31,820,320

New York, NY, 5.00%, 8/1/33	10,000	11,928,700

Novi Community School District, MI, 5.00%, 5/1/41	1,100	1,388,464

Novi Community School District, MI, 5.00%, 5/1/42	1,700	2,139,178

Novi Community School District, MI, 5.00%, 5/1/43	1,150	1,447,217

Onondaga County, NY, 4.00%, 6/1/28	2,275	2,641,480

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	3,750	4,411,987

Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/35	350	413,427

Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/36	500	587,155

Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/37	250	292,183

Park City, UT, 4.00%, 2/1/31	3,490	4,198,959

Randolph County, NC, Limited Obligation Bonds, 5.00%, 10/1/33	500	640,785

Richmond Community Schools, MI, 4.00%, 5/1/36	2,200	2,526,986

Richmond Community Schools, MI, 4.00%, 5/1/37	2,655	3,040,798

Richmond Community Schools, MI, 4.00%, 5/1/38	2,665	3,042,284

Richmond Community Schools, MI, 4.00%, 5/1/39	2,665	3,032,690

Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/32	2,250	2,591,010

Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,350	1,541,160

Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/34	1,100	1,244,221

Tennessee, 5.00%, 9/1/28	4,785	6,041,876

Texas, (Texas Transportation Commission), 5.00%, 10/1/44	10,000	11,484,800

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Virginia Beach, VA, 4.00%, 7/15/32	$2,300	$2,784,817

Washington, 5.00%, 2/1/33	13,140	14,849,120

Washington, 5.00%, 8/1/35	14,455	17,660,396

Washington, 5.00%, 6/1/39(4)	2,125	2,626,627

Washington, 5.00%, 2/1/40	4,755	5,686,409

Washington, 5.00%, 6/1/41(4)	2,000	2,463,780

Washington County, OR, 4.00%, 3/1/30	1,000	1,127,180

West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/40	1,200	708,324

West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/41	1,500	854,295

Wisconsin, 5.00%, 5/1/38	22,500	26,407,350

		$470,579,284

Hospital — 9.0%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	$2,250	$2,860,155

Arizona Industrial Development Authority, (Phoenix Children’s Hospital), (LOC: JPMorgan Chase Bank, N.A.), 0.75%, 2/1/48(3)	6,605	6,605,000

Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	755	944,747

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	5,825,856

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,357,678

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	27,927,975

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,416,595

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	6,483,600

Colorado Health Facilities Authority, (SCL Health System), 4.00%, 1/1/36	2,000	2,224,800

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare), 4.00%, 7/1/36	1,700	1,920,541

Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,814,191

DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,251,320

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,350	4,601,995

Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,188,680

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 5.46%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(6)	9,500	9,527,550

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Illinois Finance Authority, (Northwestern Memorial Hospital), (SPA: JPMorgan Chase Bank, N.A.), 0.75%, 8/15/42(3)	$8,900	$8,900,000

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,565,975

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	1,500	1,709,685

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,925,539

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/27	1,150	1,442,261

Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,430,582

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,515,923

Montana Facility Finance Authority, (SCL Health System), 4.00%, 1/1/38	2,150	2,366,785

New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: Wells Fargo Bank, N.A.), Series 2008C, 0.75%, 8/1/34(3)	10,300	10,300,000

New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: Wells Fargo Bank, N.A.), Series 2008D, 0.75%, 8/1/34(3)	6,000	6,000,000

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/31	4,000	4,773,440

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,800	4,420,654

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	5,330	5,755,654

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/53	10,000	10,780,300

North Carolina Medical Care Commission, (Rex Healthcare), 4.00%, 7/1/40	1,400	1,525,552

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,750	2,021,915

Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	5,200	5,990,764

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,630,798

Oregon Health and Science University, 4.00%, 7/1/44	1,685	1,903,073

Philadelphia Hospitals and Higher Education Facilities Authority, PA, (Children’s Hospital of Philadelphia), (SPA: Wells Fargo Bank, N.A.), 0.75%, 7/1/25(3)	5,000	5,000,000

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 4.00%, 12/1/34	2,685	3,066,028

University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,253,345

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	$5,000	$5,490,350

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,442,950

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,662,942

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	23,826,358

		$275,651,556

Housing — 0.5%

Massachusetts Housing Finance Agency, (Mill Road Apartments), 5.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(6)	$3,960	$3,960,000

Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,275,261

		$14,235,261

Industrial Development Revenue — 1.1%

Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	$300	$301,641

Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 5.51%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(6)	5,000	5,006,050

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 5.51%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(6)	10,000	10,013,000

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	13,994,520

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(2)	3,685	3,567,301

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	487,626

		$33,370,138

Insured – Electric Utilities — 0.0%(7)

Cleveland, OH, Public Power System Revenue, (AGM), 4.00%, 11/15/35	$1,000	$1,143,560

		$1,143,560

Insured – General Obligations — 1.1%

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/35	$785	$929,259

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/36	1,045	1,232,180

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/37	$1,000	$1,175,400

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/38	1,000	1,170,200

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/39	1,000	1,167,150

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/40	650	757,816

Nassau County, NY, (AGM), 5.00%, 4/1/44	10,205	12,653,996

Pittsburg Unified School District Financing Authority, CA, (AGM), 5.00%, 9/1/47	6,890	8,373,004

Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	3,930	4,600,654

		$32,059,659

Insured – Hospital — 0.4%

Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$12,192,360

		$12,192,360

Insured – Other Revenue — 1.2%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$36,972,623

		$36,972,623

Insured – Special Tax Revenue — 0.6%

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,445,750

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,100,466

		$18,546,216

Insured – Transportation — 2.2%

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$6,388,665

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48(5)	8,900	9,271,664

Metropolitan Transportation Authority, NY, Green Bonds, Series 2019A, (AGM), 4.00%, 11/15/46	6,380	6,636,731

Metropolitan Transportation Authority, NY, Green Bonds, Series 2019C, (AGM), 4.00%, 11/15/46	1,100	1,148,609

North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	44,770,551

		$68,216,220

Lease Revenue / Certificates of Participation — 1.5%

Hillsborough County, FL, 4.00%, 8/1/31	$4,840	$5,750,259

Hillsborough County, FL, 4.00%, 8/1/34	5,445	6,411,596

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	6,660	7,210,249

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/34	$8,460	$9,071,489

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/35	13,300	14,212,247

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/39	2,165	2,298,472

		$44,954,312

Nursing Home — 0.2%

Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$5,715	$5,747,175

		$5,747,175

Other Revenue — 3.3%

Battery Park City Authority, NY, 5.00%, 11/1/40	$1,000	$1,270,860

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	45,000

Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(2)	1,865	1,989,433

Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(2)	1,000	1,066,720

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,488,300

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	24,950	28,496,643

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	17,960	19,794,075

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,021,067

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	30,742,271

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.72%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(6)	1,000	1,004,310

		$100,918,679

Senior Living / Life Care — 0.4%

Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$2,500	$2,513,775

Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(9)	409	110,475

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,570,880

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,044,714

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	539,983

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	$750	$750,217

		$12,530,044

Special Tax Revenue — 7.5%

Illinois Sports Facilities Authority, 5.00%, 6/15/29	$2,250	$2,361,465

Illinois Sports Facilities Authority, 5.00%, 6/15/30	1,200	1,251,012

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	230	0

New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(8)	80	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	370	314,215

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/37	7,235	8,097,702

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37	1,480	1,637,768

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/38	5,000	5,663,500

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	5,695	6,225,318

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/35	9,000	10,377,990

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/35	10,485	12,649,943

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	4,050	4,950,194

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	10,000	11,646,300

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	9,240	10,969,543

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/40	5,000	5,947,850

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: Barclays Bank PLC), 0.85%, 11/1/44(3)	20,000	20,000,000

New York City Transitional Finance Authority, NY, Future Tax Revenue, 2015 Series B, 5.00%, 8/1/39	4,585	5,198,886

New York City Transitional Finance Authority, NY, Future Tax Revenue, 2018 Series A, 5.00%, 8/1/39	11,845	14,131,917

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/45	10,000	11,366,800

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	7,840	9,430,344

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	10,000	11,961,900

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/27	1,620	2,002,822

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/28	$1,705	$2,125,470

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/29	1,790	2,248,401

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/31	970	1,209,144

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/32	2,070	2,572,079

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,691,400

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/41	10,000	12,169,500

Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	5,536	5,099,154

Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	2,219	2,083,685

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	10,000	9,749,500

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/37	3,075	3,474,012

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/38	7,495	8,419,883

Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	440	378,422

Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	310	245,343

Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	964,937

Texas Transportation Commission, 5.00%, 4/1/33(5)	10,000	11,396,600

		$230,012,999

Student Loan — 0.2%

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$4,970	$5,369,638

		$5,369,638

Transportation — 25.3%

Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/33	$3,575	$3,902,041

Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/34	3,480	3,785,718

Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/36	5,000	5,400,000

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	3,154,200

Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,060,000

Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	3,830	4,258,577

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,751,637

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,722,520

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	$1,125	$1,206,911

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,174,514

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,038,395

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,555,880

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,428,159

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,015	11,995,005

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/34	2,600	3,007,030

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	3,225	3,643,992

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	2,290	2,578,105

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	11,727,600

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,251,217

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/48	10,000	11,060,500

Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	7,631,650

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	31,930	35,607,697

Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,820,800

Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(5)	7,200	7,229,016

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/24	1,200	1,353,888

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	1,335	1,571,442

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,325	6,542,135

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/31	2,250	2,752,583

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/32	6,100	7,443,281

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	5,000	6,066,700

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	6,000	6,752,100

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	9,000	10,192,230

Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,021,840

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	$1,500	$1,686,930

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,137,381

Massachusetts Port Authority, 5.00%, 7/1/32	3,800	4,819,616

Massachusetts Port Authority, (AMT), 5.00%, 7/1/26	10,105	12,077,799

Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	3,000	3,755,280

Massachusetts Port Authority, (AMT), 5.00%, 7/1/31	2,965	3,698,808

Massachusetts Port Authority, (AMT), 5.00%, 7/1/32	4,200	5,205,942

Massachusetts Port Authority, (AMT), 5.00%, 7/1/33	3,855	4,765,821

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	3,440	4,013,620

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/36	3,200	3,719,648

Metropolitan Transportation Authority, NY, 5.00%, 9/1/22	15,000	15,870,150

Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	4,250	4,637,005

Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,050	12,141,022

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/28	4,500	5,049,495

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/30	5,840	7,169,651

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/31	6,130	7,484,056

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/32	10,000	11,555,500

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,297,940

Miami-Dade County, FL, Aviation Revenue, (AMT), 4.00%, 10/1/44	5,000	5,311,950

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,250	25,595,925

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,000,100

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/38	1,935	2,210,950

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/40	32,530	36,584,539

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/41	2,470	2,808,020

Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,472,924

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	8,042,925

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.91%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(6)	2,275	2,274,386

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	$10,000	$11,227,700

New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	2,680	3,045,740

New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	3,560	4,315,005

New York Thruway Authority, 3.00%, 1/1/49	9,310	9,068,405

New York Thruway Authority, 4.00%, 1/1/41	10,000	10,786,800

New York Thruway Authority, 4.00%, 1/1/42	15,395	16,567,329

New York Thruway Authority, 4.00%, 1/1/43	10,000	10,743,900

New York Thruway Authority, 5.00%, 1/1/36	12,500	15,578,000

New York Thruway Authority, 5.00%, 1/1/39	1,845	2,309,184

New York Thruway Authority, 5.00%, 1/1/40	17,155	21,442,549

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	14,090	14,303,604

North Texas Tollway Authority, 5.00%, 1/1/29	5,000	5,835,400

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	11,966,793

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,174,657

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,141,536

Port Authority of New York and New Jersey, 5.00%, 5/1/40	3,585	4,035,097

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/34	10,800	11,690,244

Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/31	15,000	18,435,150

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/35	5,000	5,979,600

Port Authority of New York and New Jersey, (AMT), 5.00%, 4/1/36	11,230	13,422,545

Port of Seattle, WA, (AMT), 5.00%, 4/1/23	2,000	2,197,560

Port of Seattle, WA, (AMT), 5.00%, 4/1/24	2,165	2,442,142

Port of Seattle, WA, (AMT), 5.00%, 4/1/25	1,500	1,732,320

Raleigh-Durham Airport Authority, NC, (AMT), 5.00%, 5/1/36	1,000	1,209,990

Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,215,174

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	25,630	28,625,634

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	8,535	9,362,041

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	$5,000	$5,543,400

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	29,428,344

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	3,575	3,647,251

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	2,245	2,283,008

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	2,140	2,169,254

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/36	2,885	3,252,636

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	13,552,175

		$773,804,913

Water and Sewer — 6.4%

Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$24,133,950

Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,263,136

Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	58,781,741

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/35	2,905	3,532,799

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/37	7,280	8,484,112

East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,269,790

East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/37	4,200	5,274,864

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,558,205

Metropolitan Water District of Southern California, 5.00%, 7/1/35	7,500	9,526,050

Metropolitan Water District of Southern California, 5.00%, 7/1/38	4,270	5,354,879

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,977,193

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,588,957

Missoula, MT, Water System Revenue, 4.00%, 7/1/37	600	683,814

Missoula, MT, Water System Revenue, 5.00%, 7/1/33	565	707,092

Missoula, MT, Water System Revenue, 5.00%, 7/1/35	1,135	1,411,406

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Missoula, MT, Water System Revenue, 5.00%, 7/1/36	$800	$991,752

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	6,415	7,559,308

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 0.75%, 6/15/50(3)	16,280	16,280,000

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank, N.A.), 1.05%, 6/15/46(3)	7,100	7,100,000

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank, N.A.), 1.05%, 6/15/48(3)	6,405	6,405,000

Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/37	500	582,345

Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/38	1,000	1,160,700

Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/39	1,075	1,244,635

Tarrant Regional Water District, TX, 5.00%, 3/1/30	10,000	11,364,600

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,297,617

		$194,533,945

Total Tax-Exempt Municipal Securities — 93.5% (identified cost $2,742,973,300)		$2,858,022,436

Taxable Municipal Securities — 7.6%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0% (7)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$3,998	$999,460

		$999,460

Education — 1.0%

California State University, 2.965%, 11/1/39	$9,000	$9,181,980

New York Dormitory Authority, (New York University), 2.219%, 7/1/35	12,500	12,039,000

Red River Education Finance Corp., TX, (Texas Christian University), 3.317%, 3/15/40	10,000	10,204,500

		$31,425,480

Security	Principal Amount (000’s omitted)	Value

General Obligations — 3.0%

Antelope Valley Community College District, CA, 2.568%, 8/1/34	$3,300	$3,284,490

Antelope Valley Community College District, CA, 2.738%, 8/1/36	3,500	3,488,135

Antelope Valley Community College District, CA, 2.768%, 8/1/37	2,930	2,922,177

Austin Independent School District, TX, (PSF Guaranteed), 2.022%, 8/1/34	3,000	2,975,790

Austin Independent School District, TX, (PSF Guaranteed), 2.122%, 8/1/36	2,000	1,969,520

Austin Independent School District, TX, (PSF Guaranteed), 2.152%, 8/1/37	2,000	1,961,420

Charlotte, NC, 1.574%, 7/1/24	1,075	1,090,566

Charlotte, NC, 1.624%, 7/1/25	9,730	9,878,772

Charlotte, NC, 1.775%, 7/1/26	7,490	7,715,823

Charlotte, NC, 1.875%, 7/1/27	2,000	2,046,140

Charlotte, NC, 2.055%, 7/1/30	1,310	1,330,515

Charlotte, NC, 2.155%, 7/1/32	1,000	1,007,020

Chicago, IL, 7.75%, 1/1/42	4,050	4,612,383

Dekalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 2.747%, 2/1/32	1,250	1,255,300

Dekalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 2.847%, 2/1/33	1,000	1,006,170

Dekalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 2.927%, 2/1/34	1,000	1,007,370

Dekalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 2.977%, 2/1/35	1,000	1,007,160

Dekalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 3.017%, 2/1/36	710	714,913

Denison Independent School District, TX, (PSF Guaranteed), 2.368%, 8/1/32	500	506,100

Denison Independent School District, TX, (PSF Guaranteed), 2.418%, 8/1/33	550	554,273

Denison Independent School District, TX, (PSF Guaranteed), 2.468%, 8/1/34	1,000	1,006,690

Denison Independent School District, TX, (PSF Guaranteed), 2.518%, 8/1/35	1,000	1,005,590

Denison Independent School District, TX, (PSF Guaranteed), 2.736%, 8/1/41	10,705	10,706,285

Monroe Township Board of Education, NJ, 2.071%, 8/1/26	1,375	1,400,561

Monroe Township Board of Education, NJ, 2.171%, 8/1/27	2,000	2,041,980

20	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Oregon, 3.886%, 5/1/37	$2,500	$2,708,525

United Independent School District, TX, (PSF Guaranteed), 2.353%, 8/15/32	2,780	2,747,335

United Independent School District, TX, (PSF Guaranteed), 2.403%, 8/15/33	1,960	1,930,561

West Linn-Wilsonville School District No. 3JT, OR, 2.294%, 6/15/31	2,815	2,800,531

Wyandotte County Unified School District No. 500, KS, 3.00%, 9/1/40	13,750	13,931,225

		$90,613,320

Hospital — 1.2%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$35,856,325

		$35,856,325

Insured-Transportation — 1.5%

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$19,152,225

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	28,262,734

		$47,414,959

Special Tax Revenue — 0.2%

Sales Tax Securitization Corp., IL, 2.857%, 1/1/31	$5,500	$5,773,020

		$5,773,020

Transportation — 0.1%

Ohio Turnpike and Infrastructure Commission, 3.096%, 2/15/40	$3,000	$3,059,400

		$3,059,400

Water and Sewer — 0.6%

Narragansett Bay Commission, RI, Wastewater System Revenue, 2.404%, 9/1/34	$2,410	$2,322,420

Narragansett Bay Commission, RI, Wastewater System Revenue, 2.464%, 9/1/35	3,315	3,195,196

Narragansett Bay Commission, RI, Wastewater System Revenue, 2.544%, 9/1/36	5,000	4,821,800

Narragansett Bay Commission, RI, Wastewater System Revenue, 2.624%, 9/1/37	4,000	3,871,040

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

South Central Connecticut Regional Water Authority, 3.162%, 8/1/40	$3,750	$3,803,625

		$18,014,081

Total Taxable Municipal Securities — 7.6% (identified cost $223,425,873)		$233,156,045

Corporate Bonds & Notes — 0.2%
Security	Principal Amount (000’s omitted)	Value

Health Care — 0.2%

Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	$5,000	$4,910,996

Total Corporate Bonds & Notes — 0.2% (identified cost $5,000,000)		$4,910,996

Total Investments — 101.3% (identified cost $2,971,399,173)		$3,096,089,477

Other Assets, Less Liabilities — (1.3)%		$(40,028,769)

Net Assets — 100.0%		$3,056,060,708

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	23.1%

California	13.4%

Texas	12.0%

Others, representing less than 10% individually	52.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 3.2% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the

21	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

aggregate value of these securities is $9,243,179 or 0.3% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2020.

(4)	When-issued security.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(6)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2020.

(7)	Amount is less than 0.05%.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(9)	Security is in default and making only partial interest payments.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	–	London Interbank Offered Rate

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Assets and Liabilities (Unaudited)

	March 31, 2020
Assets	AMT-Free Fund	National Fund

Investments —

Identified cost	$310,861,156	$2,971,399,173

Unrealized appreciation	21,763,039	124,690,304

Investments, at value	$332,624,195	$3,096,089,477

Cash	$6,268,492	$9,924,941

Interest receivable	3,906,007	33,319,991

Receivable for investments sold	38,041	45,000

Receivable for Fund shares sold	141,434	54,427,934

Due from broker for floating rate notes issued	—	6,675,000

Total assets	$342,978,169	$3,200,482,343

Liabilities

Payable for floating rate notes issued	$29,826,918	$109,885,969

Payable for investments purchased	—	8,885,958

Payable for when-issued securities	2,052,513	12,619,682

Payable for Fund shares redeemed	568,649	8,918,515

Distributions payable	235,406	1,098,389

Payable to affiliates:

Investment adviser fee	121,090	850,894

Distribution and service fees	46,439	465,511

Interest expense and fees payable	210,550	709,211

Accrued expenses	134,490	987,506

Total liabilities	$33,196,055	$144,421,635

Net Assets	$309,782,114	$3,056,060,708

Sources of Net Assets

Paid-in capital	$314,816,333	$3,105,884,200

Accumulated loss	(5,034,219)	(49,823,492)

Net Assets	$309,782,114	$3,056,060,708

Class A Shares

Net Assets	$147,223,800	$1,556,037,564

Shares Outstanding	16,081,168	156,080,874

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.16	$9.97

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.62	$10.47

Class C Shares

Net Assets	$17,690,292	$155,076,011

Shares Outstanding	1,943,509	15,555,077

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.10	$9.97

Class I Shares

Net Assets	$144,868,022	$1,344,947,133

Shares Outstanding	14,488,802	134,916,762

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.00	$9.97

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2020
Investment Income	AMT-Free Fund	National Fund

Interest	$6,578,120	$54,711,690

Total investment income	$6,578,120	$54,711,690

Expenses

Investment adviser fee	$688,952	$5,084,164

Distribution and service fees

Class A	187,012	1,996,586

Class C	94,587	835,365

Trustees’ fees and expenses	8,120	54,250

Custodian fee	35,858	301,556

Transfer and dividend disbursing agent fees	46,405	612,904

Legal and accounting services	34,862	78,837

Printing and postage	13,119	131,054

Registration fees	38,820	96,338

Interest expense and fees	307,739	1,110,897

Miscellaneous	23,676	94,684

Total expenses	$1,479,150	$10,396,635

Net investment income	$5,098,970	$44,315,055

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(597,522)	$15,127,568

Net realized gain (loss)	$(597,522)	$15,127,568

Change in unrealized appreciation (depreciation) —

Investments	$(7,819,413)	$(76,080,640)

Net change in unrealized appreciation (depreciation)	$(7,819,413)	$(76,080,640)

Net realized and unrealized loss	$(8,416,935)	$(60,953,072)

Net decrease in net assets from operations	$(3,317,965)	$(16,638,017)

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$5,098,970	$44,315,055

Net realized gain (loss)	(597,522)	15,127,568

Net change in unrealized appreciation (depreciation)	(7,819,413)	(76,080,640)

Net decrease in net assets from operations	$(3,317,965)	$(16,638,017)

Distributions to shareholders —

Class A	$(2,364,023)	$(22,674,518)

Class C	(228,982)	(1,759,048)

Class I	(2,807,012)	(22,304,924)

Total distributions to shareholders	$(5,400,017)	$(46,738,490)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,282,512	$92,876,994

Class C	1,458,781	15,130,550

Class I	104,517,020	427,484,947

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,099,247	19,322,248

Class C	184,734	1,420,305

Class I	1,890,372	18,927,145

Cost of shares redeemed

Class A	(13,181,425)	(148,914,548)

Class C	(2,563,007)	(16,676,642)

Class I	(100,543,752)	(416,520,838)

Net asset value of shares converted

Class A	862,341	14,107,669

Class C	(862,341)	(14,107,669)

Net increase (decrease) in net assets from Fund share transactions	$2,144,482	$(6,949,839)

Net decrease in net assets	$(6,573,500)	$(70,326,346)

Net Assets

At beginning of period	$316,355,614	$3,126,387,054

At end of period	$309,782,114	$3,056,060,708

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2019
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$10,837,542	$90,078,958

Net realized gain	496,446	22,467,982

Net change in unrealized appreciation (depreciation)	12,485,361	115,156,982

Net increase in net assets from operations	$23,819,349	$227,703,922

Distributions to shareholders —

Class A	$(5,125,467)	$(49,279,956)

Class B	—	(23,586)

Class C	(675,044)	(6,179,246)

Class I	(5,080,058)	(34,955,784)

Total distributions to shareholders	$(10,880,569)	$(90,438,572)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$17,120,080	$132,818,482

Class B	—	15,727

Class C	3,443,300	28,224,568

Class I	37,835,385	787,247,276

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,583,249	41,711,115

Class B	—	20,042

Class C	558,182	5,138,875

Class I	3,665,870	29,299,489

Cost of shares redeemed

Class A	(27,446,522)	(234,832,240)

Class B	—	(416,016)

Class C	(7,032,598)	(64,286,308)

Class I	(33,790,772)	(276,494,610)

Net asset value of shares converted(1)

Class A	10,699,119	170,804,852

Class B	—	(1,625,188)

Class C	(10,699,119)	(169,179,664)

Net increase (decrease) in net assets from Fund share transactions	$(1,063,826)	$448,446,400

Net increase in net assets	$11,874,954	$585,711,750

Net Assets

At beginning of year	$304,480,660	$2,540,675,304

At end of year	$316,355,614	$3,126,387,054

(1)	Includes the conversion of Class B to Class A shares at the close of business on August 15, 2019 upon the termination of Class B.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights

	AMT-Free Fund — Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.250		$8.870	$9.130	$9.430	$9.210	$9.350

Income (Loss) From Operations

Net investment income(1)	$0.138		$0.317	$0.336	$0.351	$0.358	$0.374

Net realized and unrealized gain (loss)	(0.082)		0.381	(0.262)	(0.298)	0.218	(0.142)

Total income from operations	$0.056		$0.698	$0.074	$0.053	$0.576	$0.232

Less Distributions

From net investment income	$(0.146)		$(0.318)	$(0.334)	$(0.353)	$(0.356)	$(0.372)

Total distributions	$(0.146)		$(0.318)	$(0.334)	$(0.353)	$(0.356)	$(0.372)

Net asset value — End of period	$9.160		$9.250	$8.870	$9.130	$9.430	$9.210

Total Return(2)	0.60	%(3)	8.02%	0.83%	0.64%	6.33%	2.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$147,224		$150,853	$139,623	$155,589	$198,762	$194,227

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.79	%(5)	0.81%	0.81%	0.82%	0.81%	0.82%

Interest and fee expense(6)	0.18	%(5)	0.23%	0.24%	0.16%	0.10%	0.08%

Total expenses(4)	0.97	%(5)	1.04%	1.05%	0.98%	0.91%	0.90%

Net investment income	2.99	%(5)	3.51%	3.74%	3.86%	3.81%	4.02%

Portfolio Turnover	49	%(3)	33%	18%	33%	21%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	AMT-Free Fund — Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.200		$8.820	$9.080	$9.380	$9.160	$9.300

Income (Loss) From Operations

Net investment income(1)	$0.103		$0.249	$0.267	$0.281	$0.286	$0.302

Net realized and unrealized gain (loss)	(0.092)		0.380	(0.262)	(0.298)	0.218	(0.142)

Total income (loss) from operations	$0.011		$0.629	$0.005	$(0.017)	$0.504	$0.160

Less Distributions

From net investment income	$(0.111)		$(0.249)	$(0.265)	$(0.283)	$(0.284)	$(0.300)

Total distributions	$(0.111)		$(0.249)	$(0.265)	$(0.283)	$(0.284)	$(0.300)

Net asset value — End of period	$9.100		$9.200	$8.820	$9.080	$9.380	$9.160

Total Return(2)	0.11	%(3)	7.24%	0.06%	(0.12)%	5.56%	1.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,690		$19,715	$32,545	$39,099	$45,606	$41,903

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.54	%(5)	1.56%	1.56%	1.57%	1.56%	1.57%

Interest and fee expense(6)	0.18	%(5)	0.23%	0.24%	0.16%	0.10%	0.08%

Total expenses(4)	1.72	%(5)	1.79%	1.80%	1.73%	1.66%	1.65%

Net investment income	2.24	%(5)	2.78%	2.99%	3.11%	3.06%	3.27%

Portfolio Turnover	49	%(3)	33%	18%	33%	21%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	AMT-Free Fund — Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.100		$9.680	$9.970	$10.300	$10.060	$10.210

Income (Loss) From Operations

Net investment income(1)	$0.163		$0.370	$0.391	$0.407	$0.415	$0.434

Net realized and unrealized gain (loss)	(0.091)		0.422	(0.292)	(0.327)	0.240	(0.152)

Total income from operations	$0.072		$0.792	$0.099	$0.080	$0.655	$0.282

Less Distributions

From net investment income	$(0.172)		$(0.372)	$(0.389)	$(0.410)	$(0.415)	$(0.432)

Total distributions	$(0.172)		$(0.372)	$(0.389)	$(0.410)	$(0.415)	$(0.432)

Net asset value — End of period	$10.000		$10.100	$9.680	$9.970	$10.300	$10.060

Total Return(2)	0.70	%(3)	8.34%	1.02%	0.87%	6.60%	2.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$144,868		$145,788	$132,313	$154,177	$154,458	$109,937

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.54	%(5)	0.56%	0.56%	0.57%	0.56%	0.57%

Interest and fee expense(6)	0.18	%(5)	0.23%	0.24%	0.16%	0.10%	0.08%

Total expenses(4)	0.72	%(5)	0.79%	0.80%	0.73%	0.66%	0.65%

Net investment income	3.22	%(5)	3.76%	3.98%	4.09%	4.04%	4.27%

Portfolio Turnover	49	%(3)	33%	18%	33%	21%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	National Fund — Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.140		$9.650	$9.930	$10.170	$9.810	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.136		$0.322	$0.350	$0.366	$0.385	$0.389

Net realized and unrealized gain (loss)	(0.162)		0.491	(0.277)	(0.242)	0.357	(0.064)

Total income (loss) from operations	$(0.026)		$0.813	$0.073	$0.124	$0.742	$0.325

Less Distributions

From net investment income	$(0.144)		$(0.323)	$(0.353)	$(0.364)	$(0.382)	$(0.385)

Total distributions	$(0.144)		$(0.323)	$(0.353)	$(0.364)	$(0.382)	$(0.385)

Net asset value — End of period	$9.970		$10.140	$9.650	$9.930	$10.170	$9.810

Total Return(2)	(0.28	)%(3)	8.57%	0.76%	1.31%	7.68%	3.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,556,038		$1,605,407	$1,419,239	$1,600,127	$1,857,375	$1,899,324

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.65	%(5)	0.68%	0.69%	0.68%	0.67%	0.67%

Interest and fee expense(6)	0.07	%(5)	0.12%	0.19%	0.16%	0.12%	0.09%

Total expenses(4)	0.72	%(5)	0.80%	0.88%	0.84%	0.79%	0.76%

Net investment income	2.69	%(5)	3.26%	3.58%	3.71%	3.83%	3.94%

Portfolio Turnover	66	%(3)	89%	67%	70%	71%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	National Fund — Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.140		$9.650	$9.930	$10.170	$9.810	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.098		$0.252	$0.276	$0.292	$0.310	$0.315

Net realized and unrealized gain (loss)	(0.161)		0.488	(0.276)	(0.242)	0.357	(0.064)

Total income (loss) from operations	$(0.063)		$0.740	$—	$0.050	$0.667	$0.251

Less Distributions

From net investment income	$(0.107)		$(0.250)	$(0.280)	$(0.290)	$(0.307)	$(0.311)

Total distributions	$(0.107)		$(0.250)	$(0.280)	$(0.290)	$(0.307)	$(0.311)

Net asset value — End of period	$9.970		$10.140	$9.650	$9.930	$10.170	$9.810

Total Return(2)	(0.64	)%(3)	7.77%	0.01%	0.56%	6.88%	2.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$155,076		$172,417	$363,026	$462,269	$576,664	$585,346

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.40	%(5)	1.43%	1.44%	1.43%	1.42%	1.42%

Interest and fee expense(6)	0.07	%(5)	0.12%	0.19%	0.16%	0.12%	0.09%

Total expenses(4)	1.47	%(5)	1.55%	1.63%	1.59%	1.54%	1.51%

Net investment income	1.94	%(5)	2.57%	2.83%	2.96%	3.08%	3.19%

Portfolio Turnover	66	%(3)	89%	67%	70%	71%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	National Fund — Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.140		$9.650	$9.930	$10.170	$9.810	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.149		$0.341	$0.374	$0.390	$0.410	$0.413

Net realized and unrealized gain (loss)	(0.163)		0.495	(0.277)	(0.241)	0.357	(0.063)

Total income (loss) from operations	$(0.014)		$0.836	$0.097	$0.149	$0.767	$0.350

Less Distributions

From net investment income	$(0.156)		$(0.346)	$(0.377)	$(0.389)	$(0.407)	$(0.410)

Total distributions	$(0.156)		$(0.346)	$(0.377)	$(0.389)	$(0.407)	$(0.410)

Net asset value — End of period	$9.970		$10.140	$9.650	$9.930	$10.170	$9.810

Total Return(2)	(0.15	)%(3)	8.83%	1.01%	1.56%	7.94%	3.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,344,947		$1,348,563	$756,446	$777,063	$701,153	$674,696

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.40	%(5)	0.43%	0.44%	0.43%	0.42%	0.42%

Interest and fee expense(6)	0.07	%(5)	0.12%	0.19%	0.16%	0.12%	0.09%

Total expenses(4)	0.47	%(5)	0.55%	0.63%	0.59%	0.54%	0.51%

Net investment income	2.94	%(5)	3.45%	3.83%	3.95%	4.09%	4.19%

Portfolio Turnover	66	%(3)	89%	67%	70%	71%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

33

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2020. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2020, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$29,826,918	$109,885,969

Interest Rate or Range of Interest Rates (%)	4.76 - 5.02	4.14 - 5.02

Collateral for Floating Rate Notes Outstanding	$46,826,097	$157,829,040

For the six months ended March 31, 2020, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$29,775,000	$111,006,694

Average Interest Rate	2.07%	2.00%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2020.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the

34

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2019, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	AMT-Free Fund	National Fund

Deferred capital losses:

Short-term	$14,481,444	$135,794,015

Long-term	$13,406,119	$93,936,872

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$280,559,196	$2,828,828,342

Gross unrealized appreciation	$25,019,856	$193,320,104

Gross unrealized depreciation	(2,781,775)	(35,944,938)

Net unrealized appreciation	$22,238,081	$157,375,166

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage

35

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million up to $1 billion	0.275	2.75

$1 billion up to $1.5 billion	0.250	2.50

$1.5 billion up to $2 billion	0.225	2.25

$2 billion up to $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the six months ended March 31, 2020, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$688,952	$5,084,164

Effective Annual Rate	0.41%	0.32%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2020 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$6,289	$72,157

EVD’s Class A Sales Charges	$7,320	$85,354

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2020 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$187,012	$1,996,586

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing

36

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

distribution services and facilities to the respective Funds. For the six months ended March 31, 2020, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class C Distribution Fees	$70,940	$626,524

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2020 amounted to the following:

	AMT-Free Fund	National Fund

Class C Service Fees	$23,647	$208,841

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2020, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$20	$8,000

Class C	$40	$9,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2020 were as follows:

	AMT-Free Fund	National Fund

Purchases	$167,997,378	$2,111,038,998

Sales	$169,371,131	$2,185,779,619

37

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Six Months Ended March 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	891,322	157,874	10,258,252

Issued to shareholders electing to receive payments of distributions in Fund shares	226,218	20,024	186,511

Redemptions	(1,436,902)	(283,997)	(10,385,754)

Converted from Class C shares	93,216	—	—

Converted to Class A shares	—	(93,743)	—

Net increase (decrease)	(226,146)	(199,842)	59,009

	Year Ended September 30, 2019
	Class A	Class C	Class I

Sales	1,899,582	386,747	3,849,738

Issued to shareholders electing to receive payments of distributions in Fund shares	507,029	62,385	371,109

Redemptions	(3,048,646)	(790,414)	(3,453,702)

Converted from Class C shares	1,200,770	—	—

Converted to Class A shares	—	(1,206,708)	—

Net increase (decrease)	558,735	(1,547,990)	767,145

38

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

National Fund
	Six Months Ended March 31, 2020 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	9,239,855	—	1,488,676	42,274,974

Issued to shareholders electing to receive payments of distributions in Fund shares	1,899,078	—	139,599	1,859,775

Redemptions	(14,789,146)	—	(1,660,987)	(42,209,777)

Converted from Class C shares	1,413,278	—	—	—

Converted to Class A shares	—	—	(1,413,233)	—

Net increase (decrease)	(2,236,935)	—	(1,445,945)	1,924,972

	Year Ended September 30, 2019
	Class A	Class B(1)	Class C	Class I

Sales	13,405,753	1,628	2,854,164	79,852,684

Issued to shareholders electing to receive payments of distributions in Fund shares	4,222,148	2,056	524,297	2,955,582

Redemptions	(23,904,165)	(42,058)	(6,560,819)	(28,172,127)

Converted from Class B shares	165,069	—	—	—

Converted from Class C shares	17,419,337	—	—	—

Converted to Class A shares	—	(165,036)	(17,422,262)	—

Net increase (decrease)	11,308,142	(203,410)	(20,604,620)	54,636,139

(1)	At the close of business on August 15, 2019, Class B shares of National Fund were converted into Class A and Class B was terminated.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

At March 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$332,624,195	$—	$332,624,195

Total Investments	$—	$332,624,195	$—	$332,624,195

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$2,858,022,436	$—	$2,858,022,436

Taxable Municipal Securities	—	233,156,045	—	233,156,045

Corporate Bonds & Notes	—	4,910,996	—	4,910,996

Total Investments	$—	$3,096,089,477	$—	$3,096,089,477

10  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Funds’ investments.

40

Eaton Vance

Municipal Income Funds

March 31, 2020

Officers and Trustees

Officers of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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This Page Intentionally Left Blank

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.20

Eaton Vance

Core Plus Bond Fund

Semiannual Report

March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2020

Eaton Vance

Core Plus Bond Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	27

Important Notices	28

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Performance1,2

Portfolio Managers Matthew T. Buckley, CFA, John H. Croft, CFA and Vishal Khanduja, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/17/2009	11/17/2009	–9.25%	–5.47%	1.60%	4.86%
Class A with 4.75% Maximum Sales Charge	—	—	–13.57	–9.92	0.62	4.35
Class C at NAV	11/17/2009	11/17/2009	–9.67	–6.18	0.83	4.08
Class C with 1% Maximum Sales Charge	—	—	–10.56	–7.10	0.83	4.08
Class I at NAV	11/17/2009	11/17/2009	–9.22	–5.24	1.84	5.12
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	3.33%	8.93%	3.35%	3.88%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.85%	1.60%	0.60%
Net				0.74	1.49	0.49

Fund Profile

Credit Quality (% of bond holdings)4

*	Amount is less than 0.05%.

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective May 1, 2015, the Fund changed its investment objective and policies. Prior to May 1, 2015, the Fund invested primarily in Build America Bonds. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$907.50	$3.53	**	0.74%
Class C	$1,000.00	$903.30	$7.09	**	1.49%
Class I	$1,000.00	$907.80	$2.34	**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.74	**	0.74%
Class C	$1,000.00	$1,017.60	$7.52	**	1.49%
Class I	$1,000.00	$1,022.60	$2.48	**	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 41.1%
Security	Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.7%

Aerovias de Mexico SA de CV, 7.00%, 2/5/25(1)	10,200	$3,136,500

Azul Investments LLP, 5.875%, 10/26/24(1)	5,665	3,165,347

		$6,301,847

Agriculture — 0.3%

Camposol SA, 6.00%, 2/3/27(1)	3,410	$2,715,213

		$2,715,213

Automotive — 0.3%

General Motors Co., 5.40%, 4/1/48	3,731	$2,731,442

		$2,731,442

Banks — 5.8%

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	4,624	$3,548,920

Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(2)	3,531	3,353,043

Banco Mercantil del Norte SA/Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(2)	6,225	5,344,427

Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(1)(2)(3)	745	569,001

Banco Santander SA, 3.80%, 2/23/28	6,400	6,295,270

Barclays PLC, 5.088% to 6/20/29, 6/20/30(2)	3,595	3,731,467

BBVA Bancomer SA, 5.125% to 1/17/28, 1/18/33(1)(2)	7,120	5,949,294

Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(2)	7,600	6,903,732

Discover Bank, 4.682% to 8/9/23, 8/9/28(2)	2,040	2,078,811

Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(2)	4,204	3,978,490

Morgan Stanley, 3.622% to 4/1/30, 4/1/31(2)	4,490	4,682,720

Western Union Co. (The), 2.85%, 1/10/25	2,758	2,750,561

		$49,185,736

Beverages — 0.5%

Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/50	4,292	$4,016,738

		$4,016,738

Building Materials — 0.9%

Owens Corning, 3.95%, 8/15/29	8,424	$8,006,758

		$8,006,758

Security		Principal Amount* (000’s omitted)	Value

Chemicals — 0.9%

Alpek SAB de CV, 4.25%, 9/18/29(1)		2,490	$2,043,717

Huntsman International, LLC, 4.50%, 5/1/29		6,420	5,489,212

			$7,532,929

Commercial Services — 0.6%

Ashtead Capital, Inc., 4.125%, 8/15/25(1)		2,765	$2,543,800

Ashtead Capital, Inc., 4.25%, 11/1/29(1)		2,785	2,378,758

			$4,922,558

Computers — 0.2%

Hewlett Packard Enterprise Co., 1.464%, (3 mo. USD LIBOR + 0.68%), 3/12/21(4)		2,013	$1,947,952

			$1,947,952

Consumer Products — 1.1%

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)		9,080	$9,425,494

			$9,425,494

Diversified Financial Services — 5.0%

AG Issuer, LLC, 6.25%, 3/1/28(1)		7,010	$5,940,975

Alpha Holding SA de CV, 9.00%, 2/10/25(1)		5,025	3,504,937

Alpha Holding SA de CV, 10.00%, 12/19/22(1)		825	576,218

Ameriprise Financial, Inc., 3.00%, 4/2/25		2,084	2,075,185

Banco BTG Pactual SA/Cayman Islands, 4.50%, 1/10/25(1)		10,550	9,284,000

Brookfield Finance, Inc., 4.70%, 9/20/47		3,240	3,057,247

Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		5,604	5,377,954

KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)		2,690	2,690,655

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)		1,685	1,543,439

Raymond James Financial, Inc., 4.65%, 4/1/30		1,447	1,516,328

UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(2)		6,349	5,854,316

Unifin Financiera SA DE, 7.375%, 2/12/26(1)		1,375	836,760

			$42,258,014

Diversified Manufacturing — 0.4%

Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	3,790	$2,926,063

			$2,926,063

5	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Electric Utilities — 1.6%

Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	2,429	$2,510,584

Edison International, 3.55%, 11/15/24	1,365	1,358,451

Edison International, 4.95%, 4/15/25	2,959	2,952,165

Enel Finance International NV, 3.625%, 5/25/27(1)	3,358	3,417,443

Engie Energia Chile SA, 3.40%, 1/28/30(1)	3,890	3,343,455

		$13,582,098

Electrical and Electronic Equipment — 0.7%

Ingram Micro, Inc., 5.45%, 12/15/24	7,537	$6,165,430

		$6,165,430

Energy — 0.5%

Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)	4,950	$4,510,688

		$4,510,688

Financial Services — 0.8%

Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)	7,675	$6,894,421

		$6,894,421

Foods — 0.2%

Sysco Corp., 5.65%, 4/1/25	1,250	$1,302,934

		$1,302,934

Health Care — 0.9%

Centene Corp., 3.375%, 2/15/30(1)	2,333	$2,178,439

Centene Corp., 4.25%, 12/15/27(1)	1,705	1,717,702

Centene Corp., 4.625%, 12/15/29(1)	3,890	3,931,040

		$7,827,181

Home Construction — 0.9%

MDC Holdings, Inc., 6.00%, 1/15/43	5,450	$5,181,996

PulteGroup, Inc., 6.00%, 2/15/35	2,622	2,655,027

		$7,837,023

Insurance — 1.6%

Aflac, Inc., 3.60%, 4/1/30	2,594	$2,631,300

Brown & Brown, Inc., 4.50%, 3/15/29	2,137	2,308,054

Radian Group, Inc., 4.875%, 3/15/27	8,554	8,498,763

		$13,438,117

Security	Principal Amount* (000’s omitted)	Value

Machinery — 1.1%

nVent Finance S.a.r.l., 4.55%, 4/15/28	6,210	$6,942,267

Valmont Industries, Inc., 5.25%, 10/1/54	2,184	2,166,728

		$9,108,995

Media — 1.4%

Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	5,215	$5,459,768

Discovery Communications, LLC, 5.20%, 9/20/47	5,815	5,969,379

		$11,429,147

Oil and Gas — 3.5%

Apache Corp., 4.25%, 1/15/30	2,540	$1,350,202

EQT Corp., 6.125%, 2/1/25	7,993	6,215,357

Gran Tierra Energy, Inc., 7.75%, 5/23/27(1)	1,200	313,500

Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	3,125	808,593

National Oilwell Varco, Inc., 3.60%, 12/1/29	8,893	6,684,282

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	10,919	6,196,205

Occidental Petroleum Corp., 3.142%, (3 mo. USD LIBOR + 1.45%), 8/15/22(4)	7,674	5,144,952

Oceaneering International, Inc., 6.00%, 2/1/28	452	176,939

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	5,555	2,184,191

Petrobras Global Finance BV, 5.093%, 1/15/30(1)	869	796,221

		$29,870,442

Pharmaceuticals — 0.3%

CVS Health Corp., 3.75%, 4/1/30	2,411	$2,499,722

		$2,499,722

Pipelines — 0.4%

Plains All American Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	4,976	$3,419,127

		$3,419,127

Real Estate Investment Trusts (REITs) — 2.7%

CyrusOne, L.P./CyrusOne Finance Corp., 3.45%, 11/15/29	3,783	$3,360,288

EPR Properties, 3.75%, 8/15/29	9,364	7,024,305

Newmark Group, Inc., 6.125%, 11/15/23	5,219	5,317,674

Service Properties Trust, 4.75%, 10/1/26	9,755	7,415,415

		$23,117,682

6	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Retail — 0.4%

TJX Cos, Inc. (The), 3.875%, 4/15/30	2,993	$3,103,303

		$3,103,303

Retail-Specialty and Apparel — 3.1%

Best Buy Co., Inc., 4.45%, 10/1/28	6,135	$6,309,263

Macy’s Retail Holdings, Inc., 4.30%, 2/15/43	8,507	5,267,860

Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	2,115	1,473,729

Nordstrom, Inc., 4.375%, 4/1/30	3,450	2,777,167

Nordstrom, Inc., 5.00%, 1/15/44	8,015	5,635,880

Tapestry, Inc., 4.125%, 7/15/27	5,966	5,097,881

		$26,561,780

Technology — 0.7%

Seagate HDD Cayman, 5.75%, 12/1/34	2,589	$2,406,316

Trimble, Inc., 4.90%, 6/15/28	2,965	3,199,939

Western Digital Corp., 4.75%, 2/15/26	447	456,052

		$6,062,307

Telecommunications — 0.5%

CommScope Technologies, LLC, 5.00%, 3/15/27(1)	2,720	$2,380,204

CommScope Technologies, LLC, 6.00%, 6/15/25(1)	1,874	1,729,140

		$4,109,344

Thrifts & Mortgage Finance — 0.7%

Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(2)	6,160	$6,036,502

		$6,036,502

Transportation — 2.4%

A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)	1,631	$1,582,675

A.P. Moller - Maersk A/S, 4.50%, 6/20/29(1)	4,090	4,184,267

Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	9,705	8,631,384

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	3,145	2,940,575

JSL Europe S.A., 7.75%, 7/26/24(1)	3,920	2,851,977

		$20,190,878

Total Corporate Bonds & Notes (identified cost $408,518,547)		$349,037,865

Collateralized Mortgage Obligations — 7.6%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 3/25/30(4)	$1,655	$1,629,421

Series 2017-HQA1, Class M1, 2.147%, (1 mo. USD LIBOR + 1.20%), 8/25/29(4)	34	34,152

Series 2018-DNA1, Class M2, 2.747%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	8,419	7,126,725

Series 2018-DNA1, Class M2AT, 1.997%, (1 mo. USD LIBOR + 1.05%), 7/25/30(4)	2,630	2,416,091

Series 2019-DNA3, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(4)	10,346	8,779,751

Series 2019-DNA4, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(4)	1,104	1,087,087

Series 2019-DNA4, Class M2, 2.897%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(4)	2,670	2,159,158

Series 2019-HQA1, Class M2, 3.297%, (1 mo. USD LIBOR + 2.35%), 2/25/49(1)(4)	7,446	6,306,115

Series 2019-HQA2, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(4)	3,855	3,238,739

Series 2019-HQA3, Class M2, 2.797%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(4)	1,220	999,992

		$33,777,231

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2014-C03, Class 1M2, 3.947%, (1 mo. USD LIBOR + 3.00%), 7/25/24(4)	$4,994	$4,565,885

Series 2017-C03, Class 1M1, 1.897%, (1 mo. USD LIBOR + 0.95%), 10/25/29(4)	359	355,540

Series 2017-C04, Class 2M1, 1.797%, (1 mo. USD LIBOR + 0.85%), 11/25/29(4)	183	183,629

Series 2017-C07, Class 1M1, 1.597%, (1 mo. USD LIBOR + 0.65%), 5/25/30(4)	757	759,964

Series 2018-C03, Class 1M1, 1.627%, (1 mo. USD LIBOR + 0.68%), 10/25/30(4)	832	831,323

Series 2018-C05, Class 1M1, 1.667%, (1 mo. USD LIBOR + 0.72%), 1/25/31(4)	394	395,307

Series 2018-C06, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 3/25/31(4)	1,932	1,720,094

Series 2018-R07, Class 1M2, 3.347%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(4)	3,514	3,114,580

Series 2019-01, Class M7, 2.647%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(4)	931	836,691

Series 2019-01, Class M10, 4.197%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(4)	510	362,809

Series 2019-R02, Class 1M2, 3.247%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	9,176	7,959,334

Series 2019-R03, Class 1M2, 3.097%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(4)	3,214	2,772,634

7	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2019-R05, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(4)	$3,642	$3,145,276

Series 2019-R06, Class 2M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(4)	3,704	3,634,957

		$30,638,023

Total Collateralized Mortgage Obligations (identified cost $73,073,764)		$64,415,254

Commercial Mortgage-Backed Securities — 10.9%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust

Series 2019-BPR, Class ENM, 3.720%, 11/5/32(1)(5)	$7,255	$5,944,516

Series 2019-BPR, Class FNM, 3.720%, 11/5/32(1)(5)	7,215	5,126,703

CFCRE Commercial Mortgage Trust

Series 2016-C3, Class D, 3.052%, 1/10/48(1)(5)	1,500	1,114,765

Series 2016-C7, Class D, 4.431%, 12/10/54(1)(5)	1,725	1,344,612

Citigroup Commercial Mortgage Trust

Series 2017-MDRB, Class C, 3.205%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(4)	1,000	981,885

Series 2017-MDRC, Class C, 2.005%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(4)	1,850	1,763,353

Series 2017-MDRC, Class D, 2.955%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(4)	1,600	1,552,370

COMM Mortgage Trust

Series 2013-CR11, Class D, 5.124%, 8/10/50(1)(5)	4,603	4,157,310

Series 2015-CR22, Class D, 4.11%, 3/10/48(1)(5)	2,324	1,913,949

Credit Suisse Mortgage Trust

Series 2016-NXSR, Class D, 4.359%, 12/15/49(1)(5)	2,000	1,558,513

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class C, 4.554%, 9/15/47(5)	1,237	1,117,324

Series 2014-C22, Class D, 4.554%, 9/15/47(1)(5)	1,980	1,692,803

Series 2014-C25, Class D, 3.946%, 11/15/47(1)(5)	3,575	2,947,233

Series 2015-C29, Class D, 3.678%, 5/15/48(5)	500	396,953

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.419%, 8/15/46(1)(5)	2,454	2,375,713

Series 2013-C16, Class D, 5.027%, 12/15/46(1)(5)	1,500	1,341,106

Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	1,223,533

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2016-C29, Class C, 4.747%, 5/15/49(5)	4,199	3,667,289

Series 2016-C29, Class D, 3.00%, 5/15/49(1)	7,048	5,147,091

Series 2016-C32, Class D, 3.396%, 12/15/49(1)(5)	5,490	3,980,360

Security	Principal Amount (000’s omitted)	Value

Morgan Stanley Capital I Trust

Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	$7,150	$5,175,022

Series 2019-BPR, Class B, 2.805%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(4)	4,500	3,978,083

Series 2019-BPR, Class C, 3.755%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(4)	1,540	1,348,859

Motel 6 Trust

Series 2017-MTL6, Class C, 2.105%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(4)	802	698,221

Series 2017-MTL6, Class E, 3.955%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(4)	664	540,279

Multifamily Connecticut Avenue Securities Trust

Series 2020-01, Class M10, 4.362%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	2,200	1,744,241

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 3.859%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(4)	3,219	2,855,286

Progress Residential Trust

Series 2015-SFR3, Class E, 5.66%, 11/12/32(1)	2,360	2,338,445

RETL Trust

Series 2019-RVP, Class B, 2.255%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(4)	4,425	3,948,878

Toorak Mortgage Corp.

Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(6)	3,160	3,156,588

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class C, 4.031%, 4/10/46(1)(5)	4,934	4,554,197

Series 2013-C6, Class D, 4.309%, 4/10/46(1)(5)	2,000	1,788,633

Wells Fargo Commercial Mortgage Trust

Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,384,432

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,564,229

Series 2016-C36, Class D, 2.942%, 11/15/59(1)	3,000	2,126,455

WF-RBS Commercial Mortgage Trust

Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	3,372,553

Total Commercial Mortgage-Backed Securities (identified cost $100,804,178)		$92,921,782

Asset-Backed Securities — 25.2%
Security	Principal Amount (000’s omitted)	Value

Aircraft — 1.0%

Aaset Trust

Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,375	$2,276,481

Horizon Aircraft Finance I, Ltd.

Series 2018-1, Class A, 4.458%, 12/15/38(1)	1,271	932,372

8	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Aircraft (continued)

Horizon Aircraft Finance II, Ltd.

Series 2019-1, Class A, 3.721%, 7/15/39(1)	$2,215	$1,566,181

Series 2019-1, Class B, 4.703%, 7/15/39(1)	2,445	1,560,873

Series 2019-1, Class C, 6.90%, 7/15/39(1)	757	452,898

Series 2019-2, Class B, 4.458%, 11/15/39(1)	1,154	708,788

Lunar Aircraft, Ltd.

Series 2020-1A, Class B, 4.335%, 2/15/45(1)	1,400	909,174

Series 2020-1A, Class C, 6.413%, 2/15/45(1)	485	298,302

		$8,705,069

Automobile — 2.1%

ARI Fleet Lease Trust

Series 2018-B, Class A2, 3.22%, 8/16/27(1)	$633	$633,892

Avis Budget Rental Car Funding, LLC

Series 2015-1A, Class B, 3.22%, 7/20/21(1)	2,433	2,419,506

CIG Auto Receivables Trust

Series 2019-1A, Class A, 3.33%, 8/15/24(1)	1,099	1,085,563

Enterprise Fleet Financing, LLC

Series 2017-1, Class A2, 2.13%, 7/20/22(1)	72	71,552

Exeter Automobile Receivables Trust

Series 2019-3A, Class A, 2.59%, 9/15/22(1)	1,486	1,477,800

OSCAR US Funding X, LLC

Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	688	692,868

Prestige Auto Receivables Trust

Series 2019-1A, Class A2, 2.44%, 7/15/22(1)	1,182	1,179,181

Skopos Auto Receivables Trust

Series 2019-1A, Class A, 2.90%, 12/15/22(1)	5,125	5,004,534

Tesla Auto Lease Trust

Series 2018-B, Class B, 4.12%, 10/20/21(1)	1,000	986,191

Series 2019-A, Class E, 5.48%, 5/22/23(1)	3,630	3,630,075

Veros Automobile Receivables Trust

Series 2018-1, Class A, 3.63%, 5/15/23(1)	326	324,986

		$17,506,148

Clean Energy — 0.9%

Helios Issuer, LLC

Series 2017-1A, Class C, 8.00%, 9/20/49(1)	$5,420	$3,856,364

Series 2018-1A, Class B, 7.71%, 7/20/48(1)	1,728	957,736

Mosaic Solar Loan Trust

Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,455	2,976,400

		$7,790,500

Security	Principal Amount (000’s omitted)	Value

Consumer Loan — 9.6%

Avant Loans Funding Trust

Series 2018-A, Class C, 4.79%, 5/15/24(1)	$7,560	$6,814,584

Series 2018-B, Class A, 3.42%, 1/18/22(1)	314	309,662

Series 2018-B, Class C, 5.00%, 11/17/25(1)	3,000	2,855,827

Series 2019-A, Class A, 3.48%, 7/15/22(1)	476	463,907

Series 2019-B, Class A, 2.72%, 10/15/26(1)	7,065	6,883,251

Conn’s Receivables Funding, LLC

Series 2018-A, Class A, 3.25%, 1/15/23(1)	60	59,097

Series 2018-A, Class B, 4.65%, 1/15/23(1)	1,383	1,326,192

Series 2019-A, Class A, 3.40%, 10/16/23(1)	228	221,565

Series 2019-A, Class B, 4.36%, 10/16/23(1)	3,350	3,177,904

Series 2019-B, Class B, 3.62%, 6/17/24(1)	4,025	3,337,727

Consumer Loan Underlying Bond Credit Trust

Series 2019-P1, Class A, 2.94%, 7/15/26(1)	3,597	3,478,934

Series 2019-P2, Class A, 2.47%, 10/15/26(1)	5,331	5,031,521

Series 2020-P1, Class A, 2.26%, 3/15/28(1)	4,906	4,713,559

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)	301	300,809

FREED ABS Trust

Series 2019-1, Class A, 3.42%, 6/18/26(1)	1,859	1,827,250

Series 2019-2, Class A, 2.62%, 11/18/26(1)	6,689	6,422,705

Series 2020-FP1, Class A, 2.52%, 3/18/27(1)	3,643	3,468,131

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/27(1)	3,059	2,946,415

Marlette Funding Trust

Series 2018-3A, Class C, 4.63%, 9/15/28(1)	3,435	2,883,747

Series 2019-2A, Class A, 3.13%, 7/16/29(1)	640	615,694

OneMain Financial Issuance Trust

Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	4,873	4,794,363

Prosper Marketplace Issuance Trust

Series 2017-2A, Class C, 5.37%, 9/15/23(1)	477	473,647

Series 2018-1A, Class C, 4.87%, 6/17/24(1)	1,250	1,214,399

Series 2018-2A, Class A, 3.35%, 10/15/24(1)	143	141,740

SpringCastle Funding

Series 2019-AA, Class A, 3.20%, 5/27/36(1)	3,854	3,632,950

Springleaf Funding Trust

Series 2015-BA, Class A, 3.48%, 5/15/28(1)	1,700	1,649,462

Series 2016-AA, Class A, 2.90%, 11/15/29(1)	185	183,321

Upgrade Receivables Trust

Series 2018-1A, Class A, 3.76%, 11/15/24(1)	973	963,509

Series 2018-1A, Class C, 5.17%, 11/15/24(1)	2,901	2,798,991

Series 2019-1A, Class A, 3.48%, 3/15/25(1)	1,217	1,207,553

Series 2019-1A, Class B, 4.09%, 3/15/25(1)	4,000	3,839,841

Series 2019-2A, Class A, 2.77%, 10/15/25(1)	3,643	3,517,055

		$81,555,312

9	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Equipment — 0.1%

HPEFS Equipment Trust

Series 2019-1A, Class A1, 2.15%, 10/9/20(1)	$954	$954,343

		$954,343

Other ABS — 7.1%

ExteNet LLC

Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	$2,475	$2,295,764

Series 2019-1A, Class B, 4.14%, 7/26/49(1)	2,730	2,385,221

Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,090	1,834,013

Falcon Aerospace, Ltd.

Series 2019-1, Class B, 4.791%, 9/15/39(1)	5,769	3,667,875

Series 2019-1, Class C, 6.656%, 9/15/39(1)	3,250	1,996,957

InSite Issuer, LLC

Series 2016-1A, Class A, 2.883%, 11/15/46(1)	1,605	1,389,768

MelTel Land Funding, LLC

Series 2019-1A, Class B, 4.701%, 4/15/49(1)	515	415,369

Purchasing Power Funding, LLC

Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,100	5,085,981

Sonic Capital, LLC

Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	7,226	7,031,915

Stack Infrastructure Issuer, LLC

Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	1,135	14,145,746

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	14,081	1,079,250

Trafigura Securitisation Finance PLC

Series 2017-1A, Class A2, 2.47%, 12/15/20(1)	1,950	1,949,435

Series 2017-1A, Class B, 2.405%, (1 mo. USD LIBOR + 1.70%), 12/15/20(1)(4)	500	497,690

Tricon American Homes Trust

Series 2016-SFR1, Class D, 3.886%, 11/17/33(1)	1,510	1,483,231

Vantage Data Centers Issuer, LLC

Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,224	1,220,885

Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	987	987,498

Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,463	5,286,461

VB-S1 Issuer, LLC

Series 2016-1A, Class C, 3.065%, 6/15/46(1)	5,610	5,568,643

Willis Engine Structured Trust

Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,815	1,171,220

Series 2020-A, Class C, 6.657%, 3/15/45(1)	935	742,203

		$60,235,125

Small Business Loans — 0.6%

Small Business Lending Trust

Series 2019-A, Class A, 2.85%, 7/15/26(1)	$2,697	$2,647,771

Security		Principal Amount (000’s omitted)	Value

Small Business Loans (continued)

Small Business Lending Trust (continued)

Series 2020-A, Class A, 2.62%, 12/15/26(1)		$1,988	$1,940,458

			$4,588,229

Whole Business — 3.8%

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		$12,195	$11,563,867

Driven Brands Funding, LLC

Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		3,681	3,443,158

FOCUS Brands Funding, LLC

Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)		2,815	2,686,806

Jack in the Box Funding, LLC

Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)		1,232	1,139,470

Planet Fitness Master Issuer, LLC

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)		4,058	3,874,081

Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		2,434	1,931,785

SERVPRO Master Issuer, LLC

Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		8,468	7,983,771

			$32,622,938

Total Asset-Backed Securities (identified cost $235,171,936)			$213,957,664

Foreign Government Bonds — 3.1%
Security		Principal Amount (000’s omitted)	Value

Brazil — 1.0%

Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	31,070	$6,788,748

Nota do Tesouro Nacional, 10.00%, 1/1/29	BRL	6,500	1,436,277

			$8,225,025

Israel — 0.6%

State of Israel, 2.75%, 7/3/30	USD	3,300	$3,300,000

State of Israel, 3.875%, 7/3/50	USD	2,000	2,000,000

			$5,300,000

Mexico — 0.5%

Mexican Bonos, 7.75%, 5/29/31	MXN	89,055	$3,852,875

			$3,852,875

10	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Supranational — 1.0%

European Bank for Reconstruction & Development, 9.25%, 12/2/20	IDR	$140,260,000	$8,688,208

			$8,688,208

Total Foreign Government Bonds (identified cost $29,878,779)			$26,066,108

Senior Floating-Rate Loans — 0.2%(7)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) — 0.2%

PetSmart, Inc., Term Loan, 3/11/22(8)		$1,685	$1,623,919

Total Senior Floating-Rate Loans (identified cost $1,640,769)			$1,623,919

Preferred Stocks — 1.2%
Security		Shares	Value

Oil and Gas — 0.0%(9)

Chesapeake Energy Corp., 5.75%, Convertible		400	$13,392

			$13,392

Oil, Gas & Consumable Fuels — 0.3%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(2)		245,045	$2,376,937

			$2,376,937

Real Estate Management & Development — 0.9%

Brookfield Property Partners, L.P., Series A, 5.75%		240,000	$3,360,000

Brookfield Property Partners, L.P., Series A2, 6.375%		275,000	4,383,500

			$7,743,500

Total Preferred Stocks (identified cost $18,565,664)			$10,133,829

U.S. Treasury Obligations — 4.2%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(10)	$14,985	$15,122,801

U.S. Treasury Inflation-Protected Note, 0.50%, 1/15/28(10)	4,601	4,798,548

U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/23(10)	15,748	15,869,383

Total U.S. Treasury Obligations (identified cost $35,100,234)		$35,790,732

Short-Term Investments — 8.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.69%(11)	74,889,476	$74,859,520

Total Short-Term Investments (identified cost $74,898,285)		$74,859,520

Total Investments — 102.3% (identified cost $977,652,156)		$868,806,673

Other Assets, Less Liabilities — (2.3)%		$(19,166,750)

Net Assets — 100.0%		$849,639,923

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $481,758,228 or 56.7% of the Fund’s net assets.

(2)	Security converts to variable rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2020.

(6)	Step coupon bond. Interest rate represents the rate in effect at March 31, 2020.

11	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after March 31, 2020, at which time the interest rate will be determined.

(9)	Amount is less than 0.05%.

(10)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	81.7%	$710,078,820

United Kingdom	3.7	31,807,489

Mexico	3.4	29,830,467

Brazil	2.8	24,322,570

Australia	1.2	10,256,775

Italy	1.1	9,271,759

Supranational	1.0	8,688,208

Chile	0.9	7,854,143

Cayman Islands	0.7	6,373,620

Spain	0.7	6,295,270

Denmark	0.7	5,766,942

Israel	0.6	5,300,000

Canada	0.5	4,179,340

Greece	0.3	2,926,063

Peru	0.3	2,715,213

Ireland	0.3	2,447,125

Japan	0.1	692,869

Total Investments	100.0%	$868,806,673

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	6,133,992	EUR	5,605,471	State Street Bank and Trust Company	05/29/20	$—	$(61,893)

						$—	$(61,893)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation

Interest Rate Futures

U.S. 2-Year Treasury Note	307	Long	6/30/20	$67,657,523	$939,690

U.S. 5-Year Treasury Note	264	Long	6/30/20	33,094,875	1,003,997

U.S. 10-Year Ultra-Long Treasury Bond	87	Long	6/19/20	13,574,719	729,830

U.S. Ultra-Long Treasury Bond	91	Long	6/19/20	20,190,625	1,866,041

					$4,539,558

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

BRL	–	Brazilian Real

EUR	–	Euro

IDR	–	Indonesian Rupiah

MXN	–	Mexican Peso

USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2020

Unaffiliated investments, at value (identified cost, $902,753,871)	$793,947,153

Affiliated investment, at value (identified cost, $74,898,285)	74,859,520

Deposits for derivatives collateral — financial futures contracts	2,049,625

Interest receivable	6,121,587

Dividends receivable from affiliated investment	136,627

Receivable for investments sold	8,455,724

Receivable for Fund shares sold	4,397,638

Tax reclaims receivable	27,412

Receivable from affiliate	94,005

Total assets	$890,089,291

Liabilities

Payable for investments purchased	$31,169,358

Payable for Fund shares redeemed	6,732,842

Payable for variation margin on open financial futures contracts	337,101

Payable for open forward foreign currency exchange contracts	61,893

Distributions payable	11,561

Due to custodian	1,488,905

Due to custodian — foreign currency, at value (identified cost, $10,048)	8,686

Payable to affiliates:

Investment adviser fee	365,277

Distribution and service fees	89,542

Accrued expenses	184,203

Total liabilities	$40,449,368

Net Assets	$849,639,923

Sources of Net Assets

Paid-in capital	$949,371,164

Accumulated loss	(99,731,241)

Net Assets	$849,639,923

Class A Shares

Net Assets	$157,573,417

Shares Outstanding	14,741,319

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.69

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$11.22

Class C Shares

Net Assets	$58,492,079

Shares Outstanding	5,474,762

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.68

Class I Shares

Net Assets	$633,574,427

Shares Outstanding	59,317,869

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.68

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2020

Interest (net of foreign taxes, $3,304)	$17,231,002

Dividends (net of foreign taxes, $1,016)	384,387

Dividends from affiliated investment	1,116,560

Total investment income	$18,731,949

Expenses

Investment adviser fee	$2,120,455

Distribution and service fees

Class A	201,484

Class C	298,805

Trustees’ fees and expenses	16,610

Custodian fee	82,692

Transfer and dividend disbursing agent fees	299,669

Legal and accounting services	40,866

Printing and postage	42,416

Registration fees	55,108

Miscellaneous	19,059

Total expenses	$3,177,164

Deduct —

Allocation of expenses to affiliate	$365,619

Total expense reductions	$365,619

Net expenses	$2,811,545

Net investment income	$15,920,404

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,391,379

Investment transactions — affiliated investment	(4,886)

Financial futures contracts	1,975,087

Foreign currency transactions	66,143

Forward foreign currency exchange contracts	55,976

Net realized gain	$4,483,699

Change in unrealized appreciation (depreciation) —

Investments (including net decrease of $1,951 in accrued foreign capital gains taxes)	$(120,170,772)

Investments — affiliated investment	(39,281)

Financial futures contracts	4,869,346

Foreign currency	(80,821)

Forward foreign currency exchange contracts	(61,893)

Net change in unrealized appreciation (depreciation)	$(115,483,421)

Net realized and unrealized loss	$(110,999,722)

Net decrease in net assets from operations	$(95,079,318)

14	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

From operations —

Net investment income	$15,920,404	$16,150,235

Net realized gain	4,483,699	2,395,935

Net change in unrealized appreciation (depreciation)	(115,483,421)	15,710,047

Net increase (decrease) in net assets from operations	$(95,079,318)	$34,256,217

Distributions to shareholders

Class A	$(2,835,329)	$(2,807,716)

Class C	(828,740)	(955,369)

Class I	(13,614,861)	(13,044,946)

Total distributions to shareholders	$(17,278,930)	$(16,808,031)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$64,409,228	$106,534,158

Class C	22,209,745	36,217,560

Class I	345,481,158	554,980,078

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,803,960	2,704,090

Class C	808,113	907,018

Class I	13,585,918	12,950,089

Cost of shares redeemed

Class A	(27,962,555)	(18,826,622)

Class C	(8,227,468)	(6,212,159)

Class I	(263,727,372)	(110,877,083)

Net asset value of shares converted

Class A	858,681	1,058,491

Class C	(858,681)	(1,058,491)

Net increase in net assets from Fund share transactions	$149,380,727	$578,377,129

Net increase in net assets	$37,022,479	$595,825,315

Net Assets

At beginning of period	$812,617,444	$216,792,129

At end of period	$849,639,923	$812,617,444

15	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Financial Highlights

	Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$11.990		$11.570	$11.930	$11.630	$11.040	$11.780

Income (Loss) From Operations

Net investment income(1)	$0.193		$0.427	$0.402	$0.367	$0.415	$0.358

Net realized and unrealized gain (loss)	(1.283)		0.451	(0.344)	0.319	0.774	(0.668)

Total income (loss) from operations	$(1.090)		$0.878	$0.058	$0.686	$1.189	$(0.310)

Less Distributions

From net investment income	$(0.201)		$(0.458)	$(0.409)	$(0.322)	$(0.450)	$(0.430)

From net realized gain	(0.009)		—	(0.009)	—	(0.149)	—

Tax return of capital	—		—	—	(0.064)	—	—

Total distributions	$(0.210)		$(0.458)	$(0.418)	$(0.386)	$(0.599)	$(0.430)

Net asset value — End of period	$10.690		$11.990	$11.570	$11.930	$11.630	$11.040

Total Return(2)(3)	(9.25	)%(4)	7.76%	0.50%	6.01%	11.21%	(2.80)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$157,573		$137,889	$43,503	$33,927	$17,977	$15,588

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	0.74	%(6)	0.74%	0.74%	0.77%	0.80%	0.85%

Net investment income	3.23	%(6)	3.62%	3.43%	3.13%	3.74%	3.03%

Portfolio Turnover	32	%(4)	75%	43%	61%	71%	119%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.11%, 0.22%, 0.36%, 0.53% and 0.34% of average daily net assets for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Financial Highlights — continued

	Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$11.990		$11.560	$11.920	$11.620	$11.040	$11.770

Income (Loss) From Operations

Net investment income(1)	$0.148		$0.344	$0.313	$0.282	$0.331	$0.266

Net realized and unrealized gain (loss)	(1.292)		0.456	(0.343)	0.317	0.765	(0.655)

Total income (loss) from operations	$(1.144)		$0.800	$(0.030)	$0.599	$1.096	$(0.389)

Less Distributions

From net investment income	$(0.157)		$(0.370)	$(0.321)	$(0.249)	$(0.367)	$(0.341)

From net realized gain	(0.009)		—	(0.009)	—	(0.149)	—

Tax return of capital	—		—	—	(0.050)	—	—

Total distributions	$(0.166)		$(0.370)	$(0.330)	$(0.299)	$(0.516)	$(0.341)

Net asset value — End of period	$10.680		$11.990	$11.560	$11.920	$11.620	$11.040

Total Return(2)(3)	(9.67	)%(4)	7.05%	(0.25)%	5.23%	10.30%	(3.44)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$58,492		$52,001	$20,926	$19,197	$12,574	$10,457

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	1.49	%(6)	1.49%	1.49%	1.52%	1.55%	1.60%

Net investment income	2.48	%(6)	2.93%	2.67%	2.41%	2.98%	2.25%

Portfolio Turnover	32	%(4)	75%	43%	61%	71%	119%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.11%, 0.22%, 0.36%, 0.53% and 0.34% of average daily net assets for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Financial Highlights — continued

	Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$11.990		$11.560	$11.920	$11.620	$11.040	$11.770

Income (Loss) From Operations

Net investment income(1)	$0.208		$0.457	$0.440	$0.399	$0.442	$0.380

Net realized and unrealized gain (loss)	(1.293)		0.460	(0.352)	0.316	0.765	(0.651)

Total income (loss) from operations	$(1.085)		$0.917	$0.088	$0.715	$1.207	$(0.271)

Less Distributions

From net investment income	$(0.216)		$(0.487)	$(0.439)	$(0.346)	$(0.478)	$(0.459)

From net realized gain	(0.009)		—	(0.009)	—	(0.149)	—

Tax return of capital	—		—	—	(0.069)	—	—

Total distributions	$(0.225)		$(0.487)	$(0.448)	$(0.415)	$(0.627)	$(0.459)

Net asset value — End of period	$10.680		$11.990	$11.560	$11.920	$11.620	$11.040

Total Return(2)(3)	(9.22	)%(4)	8.12%	0.74%	6.28%	11.40%	(2.47)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$633,574		$622,727	$152,363	$41,563	$6,700	$6,969

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	0.49	%(6)	0.49%	0.49%	0.52%	0.55%	0.60%

Net investment income	3.48	%(6)	3.89%	3.77%	3.40%	4.00%	3.21%

Portfolio Turnover	32	%(4)	75%	43%	61%	71%	119%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.11%, 0.22%, 0.36%, 0.53% and 0.34% of average daily net assets for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Core Plus Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

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Eaton Vance

Core Plus Bond Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of March 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

20

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$976,752,119

Gross unrealized appreciation	$10,688,120

Gross unrealized depreciation	(114,155,901)

Net unrealized depreciation	$(103,467,781)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended March 31, 2020, the Fund’s investment adviser fee amounted to $2,120,455 or 0.45% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74%, 1.49% and 0.49% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2021. Pursuant to this agreement, BMR was allocated $365,619 of the Fund’s operating expenses for the six months ended March 31, 2020.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, EVM earned $4,313 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $26,966 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

During the six months ended March 31, 2020, BMR reimbursed the Fund $9,380 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

21

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2020 amounted to $201,484 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2020, the Fund paid or accrued to EVD $224,104 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2020 amounted to $74,701 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2020, the Fund was informed that EVD received approximately $200 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended March 31, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$436,884,388	$234,049,998

U.S. Government and Agency Securities	67,397,743	28,627,003

	$504,282,131	$262,677,001

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	5,345,615	9,020,427

Issued to shareholders electing to receive payments of distributions in Fund shares	237,069	229,199

Redemptions	(2,409,748)	(1,607,150)

Converted from Class C shares	72,520	92,036

Net increase	3,245,456	7,734,512

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Eaton Vance

Core Plus Bond Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	1,847,768	3,073,859

Issued to shareholders electing to receive payments of distributions in Fund shares	68,360	77,163

Redemptions	(706,260)	(531,535)

Converted to Class A shares	(72,553)	(92,028)

Net increase	1,137,315	2,527,459

Class I	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Sales	28,960,632	47,131,144

Issued to shareholders electing to receive payments of distributions in Fund shares	1,147,972	1,098,871

Redemptions	(22,746,461)	(9,455,127)

Net increase	7,362,143	38,774,888

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2020 is included in the Portfolio of Investments. At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Interest Rate Risk: The Fund enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $61,893. At March 31, 2020, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

23

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2020 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Interest Rate	Futures contracts	$4,539,558	(1)	$—

Foreign Exchange	Forward foreign currency exchange contracts	—		(61,893	)(2)

Total		$4,539,558		$(61,893)

Derivatives not subject to master netting or similar agreements		$4,539,558		$—

Total Derivatives subject to master netting or similar agreements		$—		$(61,893)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of March 31, 2020.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

State Street Bank and Trust Company	$(61,893)	$—	$—	$—	$(61,893)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2020 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Interest Rate	Futures contracts	$1,975,087	$4,869,346

Foreign Exchange	Forward foreign currency exchange contracts	55,976	(61,893)

Total		$2,031,063	$4,807,453

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

24

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*

$135,869,000	$3,441,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.

10  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At March 31, 2020, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $1,488,905. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at March 31, 2020. The Fund’s average overdraft advances during the six months ended March 31, 2020 were not significant.

11  Investments in Affiliated Funds

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $74,859,520, which represents 8.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$129,677,910	$291,382,090	$(346,156,313)	$(4,886)	$(39,281)	$74,859,520	$1,116,560	74,889,476

12   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

25

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$349,037,865	$—	$349,037,865

Collateralized Mortgage Obligations	—	64,415,254	—	64,415,254

Commercial Mortgage-Backed Securities	—	92,921,782	—	92,921,782

Asset-Backed Securities	—	213,957,664	—	213,957,664

Foreign Government Bonds	—	26,066,108	—	26,066,108

Senior Floating-Rate Loans	—	1,623,919	—	1,623,919

Preferred Stocks	10,120,437	13,392	—	10,133,829

U.S. Treasury Obligations	—	35,790,732	—	35,790,732

Short-Term Investments	—	74,859,520	—	74,859,520

Total Investments	$10,120,437	$858,686,236	$—	$868,806,673

Futures Contracts	$4,539,558	$—	$—	$4,539,558

Total	$14,659,995	$858,686,236	$—	$873,346,231

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(61,893)	$—	$(61,893)

Total	$—	$(61,893)	$—	$(61,893)

13  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

26

Eaton Vance

Core Plus Bond Fund

March 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7768  3.31.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 26, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 26, 2020